Subsequent Events (Details) - USD ($)						6 Months Ended	12 Months Ended
	Jul. 07, 2023	Jun. 30, 2023	Jun. 06, 2023	Jun. 01, 2023	Jan. 04, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 08, 2023	May 31, 2023	Jan. 19, 2023	May 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Held in cash operating account		$ 18,081,361				$ 18,081,361	$ 20,152,710					$ 276,026,092
Common shares, shares issued (in Shares)			8,587,664
Percentage of voters present in person or by proxy for special meeting			94.30%
Amount of deposit in the event initial business combination						$ 225,000
Deposited for each public share (in Dollars per share)						$ 0.15
Extension term for each one-month extension						$ 75,000
Redeemed for each subsequent one-month extension (in Dollars per share)						$ 0.05
Aggregate shares redeemed (in Shares)					282,720	697,235
Loan amount		5,263,158				$ 5,263,158
Principal amount		5,000,000
Upfront fees amount		$ 263,158				$ 263,158
Initial term loan description						(1) on August 31, 2023 and November 30, 2023, in an amount equal to 1.25% of the principal amount of the Initial Term Loan, (2) on February 29, 2024, May 31, 2024, August 31, 2024 and November 30, 2024, in an amount equal to 2.50% of the principal amount of the Initial Term Loan and (3) on February 28, 2025, May 31, 2025, August 31, 2025, November 30, 2025, and February 28, 2026 in an amount equal to 3.75% of the principal amount of the Initial Term Loan and (ii) any funded Delayed Draw Term Loan shall be repayable (1) on August 31, 2023 and November 30, 2023, in an amount equal to 1.25% of the funded principal amount of such Delayed Draw Term Loan, (2) on February 29, 2024, May 31, 2024, August 31, 2024 and November 31 2024, in an amount equal to 2.50% of the funded principal amount of such Delayed Draw Term Loan and (3) on February 28, 2025, May 31, 2025, August 31, 2025, November 30, 2025 and February 28, 2026, in an amount equal to 3.75% of the funded principal amount of such Delayed Draw Term Loan.
Purchase of total shares (in Shares)				500,000
Share capital percentage				50.00%
Due amount				$ 2,000,000					$ 3,381,683
Class B Common Stock
Subsequent Events [Abstract]
Common shares, shares issued (in Shares)		6,900,000				6,900,000	6,900,000					6,900,000
Common shares, par value (in Dollars per share)		$ 0.0001				$ 0.0001	$ 0.0001					$ 0.0001
Class A Common Stock
Subsequent Events [Abstract]
Common shares, shares issued (in Shares)
Common shares, par value (in Dollars per share)		$ 0.0001				$ 0.0001	$ 0.0001					$ 0.0001
Aggregate shares redeemed (in Shares)							25,629,616
Subsequent Event [Member]
Subsequent Events [Abstract]
Principal amount	$ 2,500,000
Due amount								$ 1,000,000
Initial term loan percentage	15.00%
Exceed amount	$ 25,000,000
Money Market Funds [Member]
Subsequent Events [Abstract]
Held in cash operating account										$ 17,497,468